Long-term Debt - Summary of Loss on Extinguishment of Liabilities (Details) - CAD ($) $ in Thousands		12 Months Ended
	Nov. 14, 2018	Dec. 31, 2019
Loss on extinguishment of liabilities due to April 23, 2019 loan modification
Loss (gain) on extinguishments of liabilities	$ (33,626)	$ 92,374
Loss on extinguishment of liabilities to suppliers		80
April 23, 2019 Loan Modification
Loss on extinguishment of liabilities due to April 23, 2019 loan modification
Debt to equity conversion		87,379
Expensing of financing fees on loan extinguishment		653
Extinguishment of previous loan		(4,667)
Recognition of modified loan		8,521
Expensing of increase in the fair value of the warrants (note 18c)		408
Loss (gain) on extinguishments of liabilities		$ 92,294